Business combinations and acquisition of non-controlling interests - Geekie (Details) - Geekie R$ in Thousands													1 Months Ended			12 Months Ended
	Jan. 20, 2021 BRL (R$) item	Nov. 27, 2020 BRL (R$)	Nov. 11, 2020 BRL (R$)	Sep. 21, 2020 BRL (R$)	Jul. 06, 2020 BRL (R$)	Mar. 04, 2020 BRL (R$)	Nov. 15, 2019 BRL (R$)	Oct. 25, 2019 BRL (R$)	Oct. 14, 2019 BRL (R$)	Sep. 20, 2019 BRL (R$)	Jul. 02, 2018 BRL (R$)	Jul. 01, 2018	Dec. 31, 2019 BRL (R$)	Jan. 31, 2017 BRL (R$)	Dec. 31, 2016	Dec. 31, 2020 BRL (R$)	Nov. 30, 2020 BRL (R$)	Jun. 30, 2018 BRL (R$)
Business combinations and acquisition of non-controlling interests
Equity interest acquired (as a percent)	1.36%		1.64%	1.76%	4.62%	10.51%	1.17%	18.44%	1.92%	0.96%	1.51%		7.00%	6.54%	6.54%
Number of times of acquiree's EBIDTA considered for calculation of option price															10
Aggregate consideration		R$ 187,979			R$ 5,782	R$ 12,676		R$ 21,892					R$ 5,761			R$ 187,979
Cash consideration														R$ 8,000		4,500	R$ 4,500
Capital contribution														4,000
Cash consideration paid to selling shareholders on acquisition date														R$ 4,000
Threshold cash and cash equivalents																		R$ 5,000
Capital to be subscribed if the cash and cash equivalents of the acquiree is less than the threshold amount																		R$ 2,000
Percentage of ownership interest in investee							30.53%	29.36%	10.92%	9.01%	8.05%	6.54%
Percentage of ownership interest in subsidiary	57.42%		56.06%	54.43%	52.67%	48.04%							37.53%
Increase in capital	R$ 4,000		R$ 4,500	R$ 4,500			R$ 2,000		R$ 2,500	R$ 1,218	R$ 2,000		R$ 4,282
Percentage of ownership interests held by non-controlling interests	42.58%
Forward contract		115,222
Fair value of previously held interest in a step acquisition		68,257														68,257
Carrying value of previously held interest in a step acquisition		71,812
Gain (loss) in step acquisition		3,555
Goodwill recorded on acquisition		R$ 158,552														158,552
Transaction costs																762
Discount rate
Business combinations and acquisition of non-controlling interests
Measurement input | item	0.1315
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs																R$ 762